INCOME TAX (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	$ 23,036	$ 15,754
Business combinations	2,499	(1,504)
Changes recognized in profit or Loss	(5,565)	8,168
Effect of change in tax rate	255
Changes recognized in equity	(3,226)	618
Balance of deferred tax asset (liability)	16,999	23,036
Intangible Assets and R&D expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(5,587)	(17,035)
Business combinations	(11,313)	(1,962)
Changes recognized in profit or Loss	5,019	13,310
Effect of change in tax rate	0
Changes recognized in equity	187	100
Balance of deferred tax asset (liability)	(11,694)	(5,587)
Employees Compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	12,074	9,239
Business combinations	1,502	0
Changes recognized in profit or Loss	(2,927)	3,861
Effect of change in tax rate	14
Changes recognized in equity	(3,417)	(1,026)
Balance of deferred tax asset (liability)	7,246	12,074
Carryforward Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	9,835	14,145
Business combinations	7,857	458
Changes recognized in profit or Loss	(2,486)	(4,714)
Effect of change in tax rate	237
Changes recognized in equity	(24)	(54)
Balance of deferred tax asset (liability)	15,419	9,835
Accrued Expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	2,939	4,456
Business combinations	1,322	0
Changes recognized in profit or Loss	(2,590)	(3,117)
Effect of change in tax rate	0
Changes recognized in equity	22	1,600
Balance of deferred tax asset (liability)	1,693	2,939
Doubtful Debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	3,099	3,724
Business combinations	973	0
Changes recognized in profit or Loss	(1,332)	(623)
Effect of change in tax rate	0
Changes recognized in equity	11	(2)
Balance of deferred tax asset (liability)	2,751	3,099
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	676	1,225
Business combinations	2,158	0
Changes recognized in profit or Loss	(1,249)	(549)
Effect of change in tax rate	4
Changes recognized in equity	(5)	0
Balance of deferred tax asset (liability)	$ 1,584	$ 676